Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Reserves

	Capital reserve	Share premium	Surplus reserves	General risk reserve	Other reserves	Exchange reserve	Retained earnings	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
	(Note (i))		(Note (iii))	(Note (v))	(Note (ii))
Balance as of January 1, 2018	17,126	10,746	74,599	—	414	(881)	145,906	247,910
Total comprehensive income for the year	—	—	—	—	(249)	154	21,210	21,115
Disposal of investments in equity instruments at fair value through other comprehensive income	—	—	—	—	(5)	—	5	—
Contribution from non-controlling interests	680	—	—	—	—	—	—	680
Dividends (Note 33)	—	—	—	—	—	—	(7,568)	(7,568)
Appropriations to statutory surplus reserve (Note (iii))	—	—	1,875	—	—	—	(1,875)	—

Balance as of December 31, 2018	17,806	10,746	76,474	—	160	(727)	157,678	262,137

Change in accounting policy (Note 2)	—	—	(243)	—	—	—	(2,197)	(2,440)

Balance as of January 1, 2019, as restated	17,806	10,746	76,231	—	160	(727)	155,481	259,697
Total comprehensive income for the year	—	—	—	—	455	102	20,517	21,074
Acquisition of non-controlling interests	3	—	—	—	—	—	—	3
Share of an associate’s other changes in reserves	(305)	—	—	—	—	—	—	(305)
Dividends (Note 33)	—	—	—	—	—	—	(8,891)	(8,891)
Appropriations to statutory surplus reserve (Note (iii))	—	—	1,812	—	—	—	(1,812)	—
Appropriations to general risk reserve (Note (v))	—	—	—	23	—	—	(23)	—

Balance as of December 31, 2019	17,504	10,746	78,043	23	615	(625)	165,272	271,578

Total comprehensive income for the year	—	—	—	—	(294)	(312)	20,850	20,244
Share of associates’ other changes in reserves	(36)	—	—	—	—	—	—	(36)
Dividends (Note 33)	—	—	—	—	—	—	(9,262)	(9,262)
Appropriations to statutory surplus reserve (Note (iii))	—	—	1,811	—	—	—	(1,811)	—
Appropriations to general risk reserve (Note (v))	—	—	—	33	—	—	(33)	—

Balance as of December 31, 2020	17,468	10,746	79,854	56	321	(937)	175,016	282,524

Notes:
(i)
Capital reserve of the Group mainly represents the sum of (a) the difference between the carrying amount of the Company’s net assets and the par value of the Company’s shares issued upon its formation; (b) the difference between the consideration paid by the Group for the entities acquired, other than the Fifth Acquired Group, from China Telecommunications Corporation, which were accounted for as equity transactions as disclosed in Note 1, and the historical carrying amount of the net assets of these acquired entities; and (c) the difference between the consideration paid by the Group for the acquisition of non-controlling
interests and the carrying amount of the
non-controlling
interests acquired.

The difference between the consideration paid by the Group and the historical carrying amount of the net assets of the Fifth Acquisition was recorded as a deduction of retained earnings.
Capital reserve of the Company represents the difference between the carrying amount of the Company’s net assets and the par value of the Company’s shares issued upon its formation.
(ii)
Other reserves of the Group and the Company represent primarily the change in the fair value of investment in equity instruments at FVTOCI and the deferred tax liabilities recognized due to the change in fair value of those investment in equity instruments.

(iii)	The surplus reserves consist of statutory surplus reserve and discretionary surplus reserve.
According to the Company’s Articles of Association, the Company is required to transfer 10% of its net profit, as determined in accordance with the lower of the amount determined under the PRC Accounting Standards for Business Enterprises and the amount determined under IFRSs, to the statutory surplus reserve until such reserve balance reaches 50% of the registered capital. The transfer to this reserve must be made before distribution of any dividend to shareholders. For the year ended December 31, 2020 and 2019, the net profit of the Company determined in accordance with the PRC Accounting Standards for Business Enterprises and IFRS are the same. For the year ended December 31, 2020, the Company transferred RMB1,811 (2019: RMB1,812), being 10% of the year’s net profit, to this reserve. As of December 31, 2019 and December 31, 2020, the amount of statutory surplus reserve was RMB31,964 and RMB33,775, respectively.
The Company did not transfer any discretionary surplus reserve for the years ended December 31, 2019 and 2020. As of December 31, 2019 and 2020, the amount of discretionary surplus reserve was RMB46,079.
The statutory and discretionary surplus reserves are
non-distributable
other than in liquidation and can be used to make good of previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholdings or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.
(iv)
According to the Company’s Articles of Association, the amount of retained earnings available for distribution to shareholders of the Company is the lower of the amount of the Company’s retained earnings determined in accordance with the PRC Accounting Standards for Business Enterprises and the amount determined in accordance with IFRSs. As of December 31, 2019 and December 31, 2020, the amount of retained earnings available for distribution was RMB138,312 and RMB145,351 respectively, being the amount determined in accordance with IFRSs. Final dividend of approximately RMB8,403 in respect of the financial year 2020 proposed after the end of the reporting period has not been recognized as a liability in the consolidated financial statements at the end of the reporting period (Note 33).

(v)
Pursuant to “Requirements on Impairment Allowance for Financial Institutions” (Caijin [2012] No. 20) issued by the Ministry of Finance of the PRC effective on July 1, 2012 (the “Requirements”), the Group’s subsidiaries, mainly Finance Company, establish a general risk reserve within equity, through appropriation of retained earnings, to address unidentified potential losses relating to risk assets. The general risk reserve balance should not be less than 1.5% of the ending balance of risk assets, as defined in the Requirements.